BUSINESS COMBINATIONS (Details Narrative) $ / shares in Units, £ in Millions			1 Months Ended	12 Months Ended
	Oct. 04, 2022 USD ($) shares	Jul. 07, 2022 USD ($) shares	Apr. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	[1]	May 31, 2022 USD ($) $ / shares shares	Apr. 30, 2022 GBP (£) shares
IfrsStatementLineItems [Line Items]
Purchase consideration				$ 12,447,396
Revenue				$ 18,193,616	$ 8,294,804
Education angels [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired			100.00%					100.00%
Consideration made up from shares			$ 1,918,700
Shares transferred, acquisition-date fair value | shares			333,687					333,687
Consideration transferred, acquisition-date fair value			$ 1,891,760
Property investors network [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired			100.00%					100.00%
Consideration made up from shares			$ 17,017,000
Shares transferred, acquisition-date fair value | shares			2,959,518					2,959,518
Purchase consideration			$ 29,655,000
Cash transferred, acquisition-date fair value			1,837,000
Amount of consideration payble upon milestone			$ 701,000
Description of acquisition			the difference between the value will be paid in additional consideration by 90% in shares and 10% in cash and $10,100,000 in call options.
Amount of consideration payble in call options			$ 10,100,000					£ 10.2
Consideration transferred, acquisition-date fair value			29,307,048
Purchase consideration			29,655,000
E square [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired							100.00%
Consideration made up from shares			2,692,000				$ 2,692,000
Shares transferred, acquisition-date fair value | shares							328,236
Cash transferred, acquisition-date fair value			403,000				$ 403,000
Amount of consideration payble in call options			451,000
Consideration transferred, acquisition-date fair value			3,582,482				3,845,000
Loans transferred, acquisition-date fair value							299,000
Purchase price in put option							$ 451,000
Shares trade price | $ / shares							$ 5.81
Pre split shares trade price | $ / shares							$ 34.87
Purchase consideration			$ 3,845,000
University of antelope valley [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired		100.00%
Consideration made up from shares		$ 6,470,000
Shares transferred, acquisition-date fair value | shares		1,000,000
Cash transferred, acquisition-date fair value		$ 7,000,000
Amount of consideration payble upon milestone		1,017,000
Amount of consideration payble in call options		1,017,000
Consideration transferred, acquisition-date fair value		12,866,266
Purchase consideration		14,487,000
Revenue		9,000,000
University of antelope valley [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Revenue		$ 9,000,000
Revealed films [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	100.00%
Consideration made up from shares	$ 7,000,000
Shares transferred, acquisition-date fair value | shares	1,353,966
Purchase consideration	$ 20,380,397
Cash transferred, acquisition-date fair value	$ 1,000,000
Description of acquisition	The Company has agreed to pay top up consideration of 1.5X the difference between the revenue in 2023, 2024 and 2025 if the revenue growth is higher than $7 million and a profit of at least 7%. The revenue growth is calculated as revenue during the year minus $7 million or previous year’s revenue if the target was met.
Amount of consideration payble in call options	$ 10,380,397
Consideration transferred, acquisition-date fair value	20,234,865
Loans transferred, acquisition-date fair value	2,000,000
Purchase consideration	20,380,397
Loans payable	$ 2,000,000

[1]	Restatement details in Note 2